PREPAID LEASES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Prepaid Leases [Abstract]
Prepaid Leases [Table Text Block]

Prepaid leases consist of the following:
	June 30, 2014	September 30, 2013
Current	$3,393,413	$2,372,480
Non-current	23,068,492	18,000,267
Total	$26,461,905	$20,372,747

Prepaid leases consist of the following:
	September 30, 2013	September 30, 2012
Current	$2,372,480	$1,559,648
Non current	18,000,267	11,316,093
Total	$20,372,746	$12,875,741

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Lease expense attributable to future periods is as follows:
Twelve months ending June 30:
2015	$3,400,612
2016	3,400,612
2017	3,400,612
2018	3,400,612
2019	3,400,612
Thereafter	9,458,845
$26,461,905

Lease expense attributable to future periods is as follows:

Twelve months ended September 30:
2014	$2,335,655
2015	2,335,655
2016	2,335,655
2017	2,335,655
2018	2,335,655
Thereafter	8,694,471
$20,372,746